Dividends Paid to Stockholders' by Insurance Companies Domiciled in the State of Arizona (Details) (Arizona, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Repwest
Statutory financial information of insurance subsidiaries:
Statutory accounting practices, statutory amount available for dividend payments	$ 9.9
Dividend payments restrictions schedule, amounts paid	0
Oxford
Statutory financial information of insurance subsidiaries:
Statutory accounting practices, statutory amount available for dividend payments	13.2
Dividend payments restrictions schedule, amounts paid	$ 0